NOTES PAYABLE - Additional Information (Details) - Term Loan Facility Agreement - USD ($) $ in Thousands		12 Months Ended
	Jan. 26, 2021	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Effective interest rate			26.20%
Aggregate principal	$ 738
Debt term	6 months
Monthly interest rate	1.25%
Notes payable		$ 0	$ 0
Interest expense of notes payable		$ 0	$ 19